Total Equity - Distribution Policy (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Distribution Policy
Minimum targeted distribution of net profit to shareholders	40.00%
Dividends distributed	€ 1,864	€ 1,790		€ 1,671
Dividends paid per share	€ 1.58	€ 1.50	€ 1.40
Amount returned to shareholders b repurchasing of treasury shares	€ 1,492		€ 1,492
Proposed dividend per share	€ 1.85
Total proposed dividend	€ 2,182